                                          SchwabFunds(R)
                                        101 Montgomery Street
                                       San Francisco, CA 94104

                                                     November 17, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Schwab Investments - Post-Effective Amendment No. 34

                  Schwab California Long-Term Tax-Free Bond Fund
                  Schwab California Short/Intermediate Tax-Free Bond Fund Schwab Long-Term Tax-Free Bond Fund
                  Schwab Short/Intermediate Tax-Free Bond Fund
                  Schwab Short-Term Bond Market Index Fund
                  Schwab Total Bond Market Index Fund
                  Schwab YieldPlus Fund(TM)

         File Nos. 33-37459/811-6200

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and Statements of Additional Information, dated November 15, 2000, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and Statements of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.


Sincerely,

/s/ Matthew M. O'Toole

Matthew M. O'Toole
Vice President and Senior Counsel
Charles Schwab Investment Management, Inc.